UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



      Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:    Waterstone Capital Management, L.P.

Address: 2 Carlson Parkway, Suite 260
         Plymouth, Minnesota 55447


13F File Number: 028-14297

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Martin Kalish
Title:  Chief Financial Officer
Phone:  (952) 697-4102


Signature, Place and Date of Signing:


 /s/ Martin Kalish             Plymouth, Minnesota          February 13, 2013
------------------            --------------------         ------------------
     [Signature]                  [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       5

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  $1,514,823
                                         (thousands)



List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.       Form 13F File Number      Name

1.        028-12029                 Waterstone Market Neutral Master Fund, Ltd.

2.        028-13704                 Waterstone Market Neutral MAC 51 Ltd.

3.        028-14301                 Waterstone Offshore ER Fund, Ltd.

4.        028-14300                 Watersone MF Fund, Ltd.

5.        028-XXXXX                 Waterstone Offshore AD Fund, Ltd.


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

                                           FORM 13F INFORMATION TABLE

COLUMN 1                          COLUMN  2      COLUMN 3    COLUMN 4      COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                             VALUE   SHRS OR     SH/ PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS    CUSIP      (X$1000) PRN AMT     PRN CALL  DISCRETION  MNGRS     SOLE   SHARED  NONE

ADVANCED MICRO DEVICES INC      NOTE 6.000% 5/0  007903AL1  112,117  119,669,000 PRN        Defined    1,2,3,4,5 119,669,000
AIR LEASE CORP                       CL A        00912X302   43,993    2,046,173 SH         Defined    1,2,3,4,5   2,046,173
ASPEN INSURANCE HOLDINGS LTD    PFD PRP INC EQ   G05384113   30,964      522,737 SH         Defined    1,2,3,4,5     522,737
BOSTON SCIENTIFIC CORP                COM        101137107   28,495    4,973,000 SH         Defined    1,2,3,4,5   4,973,000
CAREFUSION CORP                       COM        14170T101    8,574      300,000 SH         Defined    1,2,3,4,5     300,000
CHESAPEAKE ENERGY CORP          NOTE 2.500% 5/1  165167CA3   85,275   96,200,000 PRN        Defined    1,2,3,4,5  96,200,000
CIENA CORP                          COM NEW      171779309    5,617      357,740 SH         Defined    1,2,3,4,5     357,740
COBALT INTL ENERGY INC          NOTE 2.625%12/0  19075FAA4   85,862   85,000,000 PRN        Defined    1,2,3,4,5  85,000,000
COBALT INTL ENERGY INC                COM        19075F106   10,438      425,000 SH         Defined    1,2,3,4,5     425,000
CUMULUS MEDIA INC                    CL A        231082108    5,067    1,897,933 SH         Defined    1,2,3,4,5   1,897,933
DENDREON CORP                   NOTE 2.875% 1/1  24823QAC1   40,544   53,982,000 PRN        Defined    1,2,3,4,5  53,982,000
DORAL FINL CORP                     COM NEW      25811P886    2,219    3,064,549 SH         Defined    1,2,3,4,5   3,064,549
ENERGY XXI (BERMUDA) LTD         USD UNRS SHS    G10082140    8,896      276,523 SH         Defined    1,2,3,4,5     276,523
EXTERRAN HLDGS INC              NOTE 4.250% 6/1  30225XAA1   80,289   69,615,000 PRN        Defined    1,2,3,4,5  69,615,000
F N B UNITED CORP                   COM NEW      302519202   12,200    1,051,764 SH         Defined    1,2,3,4,5   1,051,764
FOREST LABS INC                       COM        345838106    9,890      280,000 SH         Defined    1,2,3,4,5     280,000
FREEPORT-MCMORAN COPPER & GO          COM        35671D857   13,680      400,000     CALL   Defined    1,2,3,4,5     400,000
GENERAL MTRS CO                       COM        37045V100   39,618    1,374,183 SH         Defined    1,2,3,4,5   1,374,183
GENWORTH FINL INC                     COM        37247D106    3,567      475,000     PUT    Defined    1,2,3,4,5     475,000
HOLOGIC INC                           COM        436440101   15,040      751,600 SH         Defined    1,2,3,4,5     751,600
LAM RESEARCH CORP                     COM        512807108    6,060      167,725 SH         Defined    1,2,3,4,5     167,725
LUCENT TECHNOLOGIES INC         DBCV 2.875% 6/1  549463AH0   68,871   68,454,000 PRN        Defined    1,2,3,4,5  68,454,000
MICROCHIP TECHNOLOGY INC        SDCV 2.125%12/1  595017AB0  168,703  133,199,000 PRN        Defined    1,2,3,4,5 133,199,000
MICRON TECHNOLOGY INC                 COM        595112103    3,771      594,831 SH         Defined    1,2,3,4,5     594,831
NETAPP INC                      NOTE 1.750% 6/0  64110DAB0   117798  104,578,000 PRN        Defined    1,2,3,4,5 104,578,000
NEW YORK CMNTY CAP TR V         UNIT 99/99/9999  64944P307   54,986    1,113,527 SH         Defined    1,2,3,4,5   1,113,527
POTASH CORP SASK INC                  COM        73755L107   20,345      500,000     CALL   Defined    1,2,3,4,5     500,000
PRICELINE COM INC                   COM NEW      741503403   37,140       59,866 SH         Defined    1,2,3,4,5      59,866
SPANSION INC COM                 COM CL A NEW    84649R200    1,701      122,308 SH         Defined    1,2,3,4,5     122,308
STANDARD PAC CORP NEW                 COM        85375C101   14,322    1,948,593 SH         Defined    1,2,3,4,5   1,948,593
STATE BK FINL CORP                    COM        856190103   34,250    2,156,797 SH         Defined    1,2,3,4,5   2,156,797
SYNOVUS FINL CORP               UNIT 99/99/9999  87161C204   12,274      557,700 SH         Defined    1,2,3,4,5     557,700
TWO HBRS INVT CORP             *W EXP 11/07/201  90187B119    1,586    2,385,106 SH         Defined    1,2,3,4,5   2,385,106
UNITED CMNTY BKS BLAIRSVLE G          COM        90984P303    9,741    1,031,921 SH         Defined    1,2,3,4,5   1,031,921
VERISIGN INC                    SDCV 3.250% 8/1  92343EAD4  220,350  173,000,000 PRN        Defined    1,2,3,4,5 173,000,000
WALTER INVT MGMT CORP           NOTE 4.500%11/0  93317WAA0    5,329    5,000,000 PRN        Defined    1,2,3,4,5   5,000,000
XILINX INC                      SDCV 3.125% 3/1  983919AD3   86,079   67,466,000 PRN        Defined    1,2,3,4,5  67,466,000
ZIONS BANCORPORATION           *W EXP 05/22/202  989701115    9,172    3,293,281 PRN        Defined    1,2,3,4,5   3,293,281

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SK 21823 0002 1353536